Finance costs	6 Months Ended
Jun. 30, 2024
Finance costs.
Finance costs

10.Finance costs

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2024	2023	2024	2023
	$’000	$’000	$’000	$’000

Net foreign exchange loss arising from financing - unrealized*	169,693	1,126,709	1,543,432	1,153,410
Interest expenses - third party loans	78,632	90,407	171,922	174,991
Interest and finance charges paid/payable for lease liabilities	18,390	16,307	34,108	31,202
Interest expense - withholding tax paid on bond interest	7,146	6,741	7,146	6,741
Fees on loans and financial derivatives	3,056	2,490	7,917	5,933
Unwinding of discount on decommissioning liability	2,239	2,320	4,538	4,581
Net foreign exchange loss arising from financing - realized	—	61,639	23,327	107,052
Net foreign exchange loss on derivative instruments - realized	—	—	20,354	—
Net foreign exchange loss on derivative instruments - unrealized	—	62,439	—	62,109
	279,156	1,369,052	1,812,744	1,546,019

*Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).